Concentrations of Credit Risk and Major Customers (Tables)	12 Months Ended
Dec. 31, 2024
Concentrations of Credit Risk and Major Customers [Abstract]
Schedule of Cash Position by Geographic Area

The Company’s cash position by geographic area was as follows:

	December 31, 2024		December 31, 2023
Country:
Singapore	$228,448	19%	$234,897	15%
China (Hongkong)	936,264	80%	1,310,551	84%
China (Mainland)	5,752	1%	4,638	1%
Total cash and cash equivalents	$1,170,464	100%	$1,550,086	100%